UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22199

National Retail Fund III
(Exact name of registrant as specified in charter)

4020 S 147th Street, Omaha, NE              68137
(Address of principal executive offices)      (Zip code)

Gemini Fund Services, LLC, 450 Wireless Blvd., Hauppauge, NY 11788
(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2616

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

NATIONAL RETAIL FUND III

Semi Annual Report

June 30, 2009

Distributed by Northern Lights Distributors, LLC

FINRA/SIPC Member

National Retail Fund III
PORTFOLIO REVIEW
June 30, 2009 (Unaudited)

% of
Top Holdings by Industry	Net Assets
Consumer Notes	41.30%
Short-Term Investment	57.90%
Other, Cash & Cash Equivalents	0.80%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

National Retail III
PORTFOLIO OF INVESTMENTS
June 30, 2009 (Unaudited)
Principal Amount ($)		Coupon Rate (%)		Maturity	Value

	CONSUMER NOTES - 41.3%
2,378	3 year Consumer Note	8.90		4/27/2012	$ 2,354
4,881	3 year Consumer Note	8.90		5/6/2012	4,878
12,058	3 year Consumer Note	9.90		3/12/2012	11,950
10,656	3 year Consumer Note	9.90		4/6/2012	10,563
18,096	3 year Consumer Note	10.90		2/6/2012	17,696
23,214	3 year Consumer Note	10.90		3/23/2012	22,928
23,207	3 year Consumer Note	10.90		3/25/2012	22,920
19,057	3 year Consumer Note	10.90		4/14/2012	18,830
3,337	3 year Consumer Note	11.90		4/2/2012	3,396
7,328	3 year Consumer Note	12.90		5/19/2012	7,320
908	3 year Consumer Note	13.90		2/19/2012	927
1,173	3 year Consumer Note	13.90		4/1/2012	1,173
1,910	3 year Consumer Note	13.90		4/21/2012	1,953
4,654	3 year Consumer Note	14.90		3/23/2012	4,767
6,376	3 year Consumer Note	15.90		2/10/2012	6,612
9,613	3 year Consumer Note	15.90		3/11/2012	8,581
8,204	3 year Consumer Note	15.90		3/20/2009	8,638
14,961	3 year Consumer Note	17.90		3/25/2012	15,645
23,388	3 year Consumer Note	17.90		3/26/2012	25,435
4,602	3 year Consumer Note	16.90		4/1/2012	4,855

	TOTAL CONSUMER NOTES ( Cost - $199,999)				201,421

	SHORT-TERM INVESTMENT - 57.9%
282,756	Fifth Third Institutional Government Money Market (Cost $282,756)	0.470	+		282,756

	TOTAL INVESTMENTS - 99.2% ( Cost - $482,755) (a)				$ 484,177
	ASSETS LESS LIABILITIES - 0.8%				3,755
	NET ASSETS - 100%				$ 487,932

+ Variable rate security. Interest rate shown is as of June 30, 2009.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation				$ 3,218
	Unrealized depreciation				(1,796)
	Net unrealized appreciation				$ 1,422

See accompanying notes to financial statements.

National Retail Fund III
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2009 (Unaudited)

ASSETS
Investment securities:
At cost	$ 482,755
At value	$ 484,177
Receivable for Fund shares purchased	983
Dividends and interest receivable	1,011
Due from advisor (Note 3)	11,754
Prepaid expenses and other assets	2,102
TOTAL ASSETS	500,027

LIABILITIES
Fees payable to other affiliates	4,573
Shareholder servicing fee	187
Accrued expenses and other liabilities	7,335
TOTAL LIABILITIES	12,095
NET ASSETS	$ 487,932

Net Assets Consist Of:
Paid in capital [$10 par value, 10,000,000 shares authorized]	$ 486,510
Net unrealized appreciation of investments	1,422
NET ASSETS	$ 487,932

Shares of beneficial interest	48,521
Net asset value, offering and redemption price per share (a)	$ 10.06

(a) The Fund charges a fee of 2% on repurchases of shares held less than one year (365 days).

See accompanying notes to financial statements.

National Retail Fund III
STATEMENT OF OPERATIONS
For the Period Ended June 30, 2009* (Unaudited)

INVESTMENT INCOME
Interest	$ 7,731
TOTAL INVESTMENT INCOME	7,731

EXPENSES
Custodian fees	5,806
Compliance officer fees	5,026
Administrative services fees	5,000
Printing and postage expenses	3,816
Transfer agent fees	2,555
Accounting services fees	3,000
Professional fees	1,250
Investment advisory fees	461
Shareholder servicing fees	384
Other expenses	9,722
TOTAL EXPENSES	37,020
Fees reimbursed by the Adviser	(36,175)
Fees waived by the Adviser	(307)
NET EXPENSES	538
NET INVESTMENT INCOME	7,193

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net change in unrealized appreciation of investments	1,422
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,422

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 8,615

*	National Retail Fund III commenced operations on January 7, 2009.

See accompanying notes to financial statements.

National Retail Fund III
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
June 30, 2009*
(Unaudited)
FROM OPERATIONS
Net investment income	$ 7,193
Net change in unrealized appreciation of investments	1,422
Net increase in net assets resulting from operations	8,615

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(7,193)
Net decrease in net assets from distributions to shareholders	(7,193)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	482,772
Net asset value of shares issued in
reinvestment of distributions to shareholders	7,175
Payments for shares redeemed	(3,507)
Redemption fee proceeds	70
Net increase in net assets from shares of beneficial interest	486,510

TOTAL INCREASE IN NET ASSETS	487,932

NET ASSETS
Beginning of Period	-
End of Period*	$ 487,932

SHARE ACTIVITY
Shares Sold	48,152
Shares Reinvested	714
Shares Redeemed	(345)
Net increase in shares of beneficial interest outstanding	48,521

*	National Retail Fund III commenced operations on January 7, 2009.

See accompanying notes to financial statements.

National Retail Fund III
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Period Ended
	June 30, 2009 (1)
	(Unaudited)
Net asset value,
beginning of period	$ 10.00

Activity from investment operations:
Net investment income	0.15
Net realized and unrealized (loss) on investments	0.06
Total from investment operations	0.21

Paid-in-Capital from
Redemption fees	-	(2)

Less distributions from:
Net investment income	(0.15)
Total distributions	(0.15)

Net asset value, end of period	$ 10.06

Total return (3,4,5)	2.13%

Net assets, end of period (000s)	$ 488

Ratio of gross expenses to average
net assets (6)	24.11%
Ratio of net expenses to average
net assets (6)	0.35%
Ratio of net investment income
to average net assets (6)	4.68%

Portfolio Turnover Rate (4)	13%

(1)	National Retail Fund III commenced operations on January 7, 2009.
(2) Amount represents less than $.01 per shares.
(3) Total return shown excludes the effect of applicable sales loads/redemption fees.
(4) Not Annualized
(5) Assumes reinvestment of all dividends and distributions.
(6) Annualized

See accompanying notes to financial statements.

National Retail Fund III
STATEMENT OF CASH FLOWS
For the Period Ended June 30, 2009 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets from operations	$ 8,615
Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:

Purchases of investment securities	(220,216)
Proceeds from sale of investment securities	20,217
Purchase of short term investment securities, net	(282,756)
Increase in dividends and interest receivable	(1,011)
Increase in receivable due from the Investment Advisor	(11,754)
Increase in receivable for Fund shares sold	(983)
Increase in prepaid expense and other assets	(2,102)
Increase in accrued expenses	12,095
Unrealized appreciation on investments	(1,422)
Net cash used for operating activities	(479,317)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares sold	482,772
Payments for shares redeemed	(3,437)
Cash distributions paid	(18)
Net cash provided by financing activities	479,317

Net increase in cash	-

CASH:
Beginning Balance	-
Ending Balance	$ -

See accompanying notes to financial statements.

National Retail Fund III

NOTES TO FINANCIAL STATEMENTS

June 30, 2009 (Unaudited)

1.

ORGANIZATION

The National Retail Fund III (the “Fund”) is a non-diversified, interval fund organized under the laws of the State of Delaware, on February 29, 2008 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an closed-end management investment company. The Fund is an investment vehicle for a professionally managed, non-diversified portfolio of below-investment grade and investment grade consumer notes representing loans to prime borrowers that the Adviser believes offer attractive yield.  The Fund seeks a high level of current income.  The Fund commenced operations on January 7, 2009.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  Management has evaluated subsequent events through August 26, 2009, the date the financial statements were issued.

Securities valuation – The Fund values investments for which market quotations are readily available at such market quotations.  Debt, and equity securities that are not publicly traded or whose market price is not readily available will be valued at fair value as determined in good faith by the Fund’s Board of Directors (the “Board”). Pursuant to the valuation policies and procedures approved by the Board, an independent valuation firm will provide independent oversight of the overall valuation process of the consumer notes the Fund invests. This includes building a valuation model, testing input assumptions, monitoring the external environment and recommending changes to the valuation model.  In determining fair value (i.e, the price at which the Fund believes the security could be sold in an arm’s length transaction), the Fund will consider both a discounted cash flow methodology applied on a per loan basis and the value of the notes if they were sold as part of a larger portfolio in the secondary market.   The Fund will value each consumer note based on the specific features of that note including:  original note size, current balance, interest rate, contract payment schedule, delinquency status, default status, original and current credit information, current risk free rates, current risk premiums, expected prepayment rate, expected future default/delinquency rates, recovery rates and quoted sale prices.  Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may differ significantly from the values that would have been used had a ready market existed for such investments, and the differences could be material.  Investments in open-ended investment companies are valued at net asset value.  During the period ended June 30, 2009 there were no loans that were in default or delinquent in their payments.

National Retail Fund III

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity or markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in that market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In some cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2009 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Consumer Notes	$ -	-	201,421	$ 201,421
Money Market Funds	282,756	-	-	282,756
Total	$ 282,756	$ -	$ 201,421	$ 484,177

National Retail Fund III

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (Unaudited)

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

	Consumer Notes	Total
Beginning balance	$ -	$ -
Total realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	1,422	1,422
Cost of purchases	220,216	220,216
Proceeds from sales	(20,217)	(20,217)
Accrued interest	-	-
Net transfers in/out of level 3	-	-
Ending balance	$ 201,421	$ 201,421

The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at June 30, 2009 includes

$ 1,422	$ 1,422

The Fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”).  FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.  All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Consumer Notes - Consumer notes represent unsecured fully-amortizing credit obligations.  The Fund will treat each borrower as the issuer for purposes of complying with the diversification requirements under the 1940 Act.  Generally, the Fund invests in short term consumer notes having terms of 2 to 4 years, and in amounts ranging from $1,000 to $25,000.  Interest rates, terms and principal amounts vary among the consumer notes.

The Fund may engage one or more unaffiliated companies who specialize in collections or managing collection agencies (“Third Party Collection Agency”) to collect on a delinquent or in default loan.  Any amount recovered for the Fund by a Third Party Collection Agency will be net of its fees for performing this service.  These fees are considered an indirect cost of the Fund and are contingency based.  The Fund will only pay collection fees if and to the extent a collection agency collects on a delinquent loan. Neither the loan originators nor the Third Party Collection Agencies will be affiliates of the Fund nor will they be affiliates of each other.

National Retail Fund III

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (Unaudited)

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Dividends and distributions to shareholders are recorded on ex-date.  Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Periodic Repurchase Offers – The Fund will make quarterly repurchase offers for a portion of its shares. With any repurchase offer, shareholders may elect to tender (have the Fund repurchase) all, a portion or none of their shares. With each repurchase offer, shareholders will be notified in writing about the offer, how to request that the Fund repurchase their shares and the deadline for submitting repurchase requests.

Each quarter the Board will set the amount of the repurchase offer, as a percentage of outstanding shares. This amount is known as the repurchase offer amount and will generally be between 5% and 25% of the Fund's outstanding shares. If repurchase requests exceed the repurchase offer amount, the Fund will prorate requests.  Repurchase Offers are scheduled to occur on or about the 15th day in the months of March, June, September and December.  It is anticipated that normally the date on which the repurchase price of shares will be determined (the “Repurchase Pricing Date”) will be the same date as the deadline for shareholders to provide their repurchase requests to the transfer agent (the “Repurchase Request Deadline”), and if so, the Repurchase Request Deadline will be set for a time no later than the close of regular trading on the New York Stock Exchange (the “NYSE”) on such date.  The Repurchase Pricing Date will occur no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day.  Repurchase proceeds will be paid to shareholders no later than seven days after the Repurchase Pricing Date.  The end of the seven days is referred to as the “Repurchase Payment Deadline.”

Summary of Repurchase Offer:

Repurchase Request Deadline	Repurchase Offer Amount	% of Shares Tendered	Number of Shares Tendered
June 15, 2009	5%	0.73%	344.852

Early Repurchase Fee – For one year following your purchase, shares may be repurchased by the Fund as described above, at a price equal to the current NAV per share less a 2% early repurchase fee.  The early repurchase fee will be deducted from the repurchase proceeds and retained by the Fund.  The total early repurchase fee on the financials of the Fund at the end of the period June 30, 2009 is $70.

National Retail Fund III

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (Unaudited)

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management reviewed the tax positions during the period ended June 30, 2009 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken.  The Fund recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Use of Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended June 30, 2009, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $220,216 and $20,217, respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Fulcrum Advisory Services, Inc. serves as the Fund’s Investment Advisor (the “Advisor”).  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting and transfer agent services.  A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

National Retail Fund III

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (Unaudited)

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.30% of the Fund’s average daily net assets.  The Adviser has contractually agreed to reduce its advisory fee, at least until 12 months to the date of the Prospectus, January 2, 2009, to ensure that the advisory fee will not exceed 0.10% of the Fund’s average daily net assets.  The Advisor has voluntarily agreed to reimburse all expenses above 0.35% of the Fund’s average daily net assets until such time as the Fund has sufficient assets to pay its expenses.  This waiver may be terminated at any time.  The advisor waived and reimbursed service fees in the amount of $36,482 for the period ended June 30, 2009.

The Fund has adopted a Distribution and Shareholder Services Plan and Agreement (the “Plan”). The Plan allows the Fund to use part of its assets for the sale and distribution of Shares, including advertising, marketing and other promotional activities. The Plan also allows the Fund to pay the Distributor for certain services provided to the Fund and shareholders or to pay other service providers that have entered into agreements with the Distributor to provide these services.  Under the Plan, the Fund may incur expenses on an annual basis equal to 0.25% of its average net assets.   Because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.  A registered representative will not receive additional inducements to sell the securities of the Fund outside of the provisions of the Distribution and Shareholder Services Plan and Agreement.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.

In the Organizational meeting it was proposed that the independent trustees receive compensation in the amount of $1,000 for each regular Board meeting attended in person and $500 for each regular Board meeting attended by phone.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  The Trustees have volunteered to waive all Board meeting compensation until the Fund had sufficient assets to make such payments without difficulty.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, and transfer agency services to the Fund as follows:

National Retail Fund III

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (Unaudited)

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows for the first year:

-

1st Quarter: No Charge

-

2nd Quarter: $5,000

-

3rd Quarter: $5,000

-

4th Quarter: $10,000

After the first year, the Fund shall pay the following annual fee which is the greater of:

A minimum annual fee of $40,000 or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS as follows for the first year:

-

1st Quarter: No Charge

-

2nd Quarter: $3,000

-

3rd Quarter: $3,000

-

4th Quarter: $6,000

After the first year, the Fund shall pay the following annual fee which is the greater of:

A minimum annual fee of $24,000 plus

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis points or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows for the first year:

-

1st Quarter: No Charge

-

2nd Quarter: $1,875

-

3rd Quarter: $1,875

-

4th Quarter: $3,750

After the first year, the Fund shall pay the greater of the annual minimum or per account charges.   The annual minimum is $15,000 per class and the per account charge is $14.00 per account.

National Retail Fund III

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (Unaudited)

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended June 30, 2009, the Fund incurred expenses of $5,026 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended June 30, 2009, GemCom collected amounts totaling $3,816 for EDGAR and printing services performed.

5.

SUBSEQUENT EVENT

Effective July 14, 2009 the Fund ceased offering new shares of the Fund.  At a special meeting of shareholders, held on August 21, 2009, shares were voted as follows on the proposal presented to shareholders:

To seek approval for the liquidation and distribution of all shares of the Fund to shareholders.

Effective August 24, 2009, the Fund was liquidated.

 National Retail Fund III

EXPENSE EXAMPLES

June 30, 2009 (Unaudited)

As a shareholder of the National Retail Fund III, you incur ongoing costs, including management fees; distribution and/or service fees; and other Portfolio expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Adaptive Allocation Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 7, 2009 through June 30, 2009.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the National Retail Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees charged by your insurance contract or separate account.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/7/09	Ending Account Value 6/30/09	Expenses Paid During Period 1/7/09 – 6/30/09*
Actual	$1,000.00	$1,021.30	$1.70
Hypothetical** (5% return before expenses)	$1,000.00	$1023.06	$1.76***

*Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (175) divided by the number of days in the fiscal year (365).

** The hypothetical example assumes that the Portfolio was in operation for the full six month ended 6/30/09.

*** Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

National Retail Fund III

SUPPLEMENTAL INFORMATION

June 30, 2009 (Unaudited)

Approval of the Investment Advisory Agreement  -  National Retail Funds

In connection with the organizational Board meeting held on July 10, 2008 (the “Meeting”), the Board, including the Independent Directors, discussed the approval of a Management Agreement (the “Agreement”)  between each Trust and Fulcrum Advisory Services, Inc. (“the “Adviser”), on behalf of National Retail Fund III (the “Fund”).   Subsequent to the July 10, 2008 meeting, the Board met on August 8, 2008 and again on May 20, 2009 to review and approve the proposed changes to the management fee waivers and advisory fee schedule.

The Board members were advised by counsel of their duties and obligations under the federal securities laws with respect to approval of investment advisory contracts and the fact that in fulfilling their responsibilities to a fund and its shareholders, trustees must apply their business judgment to the question of whether the overall arrangements provided under the terms of the investment advisory contract are reasonable business arrangements for the fund.  The Board was also advised by counsel that they must make a reasonable and good faith attempt to ascertain all facts relevant to their deliberations. They also discussed the specific factors trustees should consider in evaluating an investment advisory contract which include, but are not limited to, the following:  the investment performance of the fund and the investment adviser; the nature, extent and quality of the services provided by the investment adviser to the fund; the costs of the services to be provided and the profits to be realized by the adviser and its affiliates from the relationship with the fund; the extent to which economies of scale will be realized as the fund grows; and whether the fee levels reflect these economies of scale to the benefit of shareholders.  In considering the Agreement, the Board interviewed the Adviser and received materials specifically relating to the Agreement.  These materials included information on the investment performance of the Advisor with respect to the existing accounts of the Adviser; plans for monitoring compliance with the Fund’s investment limitations; the organization, history and financial condition of the Adviser and the experience of the Adviser’s personnel.

In its consideration of the Agreement, the Board, including the Independent Directors, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered.   Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Agreement include the following:

Nature, Extent and Quality of Services.  At the Meeting, the Board examined the nature, extent and quality of the services to be provided by the Adviser to the Fund.  A presentation was given by the Adviser regarding the Fund’s investment strategy and the Adviser’s experience. It was the consensus of the Trustees that they were satisfied with the nature, extent and quality of the services to be provided to the Funds under the Agreement.

Performance of the Adviser.  Because the Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Fund; however, the Board, including the Independent Trustees, considered the overall performance of the Adviser and the Adviser’s investment expertise. The Trustees concluded that the Adviser had the experience to deliver good investment performance for the Fund.

National Retail Fund III

SUPPLEMENTAL INFORMATION (Continued)

June 30, 2009 (Unaudited)

Fees and Expenses. The Trustees reviewed information regarding comparative fees charged by the Adviser to other accounts managed by the Adviser, as well as fees charged by advisers to a peer group of funds.  The Board discussed the contractual arrangement by which the Adviser agreed to reduce its advisory fees until at least April 30, 2009 to ensure that the advisory fee would not exceed 0.10% of the Fund’s average daily net assets. It was the consensus of the Board that, based on the peer group information, the highly specialized nature of the Fund, and the fees charged by the Adviser to its other clients, the proposed management fee was reasonable.

Profitability. The Trustees discussed with the Adviser the expected profits to be realized by the Adviser based on expected asset levels, taking into consideration other benefits to the Adviser, such as the Rule 12b-1 fees to be paid to the Adviser.  It was the consensus of the Trustees that the Adviser’s relationship with the Fund would not be overly profitable for at least the initial two-year term of the Agreement.

Economies of Scale. The Trustees concluded that, based on expected asset levels, the benefits derived from economies of scale were not relevant considerations at this time.

 Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Management Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable, and unanimously approved the proposed Management Agreement.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-295-6275 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-295-6275.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.   Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.    Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.   Not applicable for semi-annual reports.

Item 6. Schedule of Investments   See item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.     Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.      Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.    Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.   None.

Item 11. Controls And Procedures.

(a) Based upon an evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (and item 11 (a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (and item 11(b) of Form N-CSR) are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

National Retail Fund III

By (Signature and Title) /s/ J. Patrick Kearns, President

----------------------------------

Date:

August 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Andrew Rogers, Treasurer

 -------------------------------------------

Date:

 August 31, 2009